Cover	May 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-32597
Entity Registrant Name	CF Industries Holdings, Inc.
Entity Central Index Key	0001324404
Entity Tax Identification Number	20-2697511
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4 Parkway North
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	405-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.01 per share
Trading Symbol	CF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false